Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Currency Risk
Disclosure of detailed information about financial instruments [line items]
Change in foreign currency risk percentage	5.00%	5.00%
Change in net loss by foreign currency risk	$ 829,494	$ 856,959
Foreign exchange gain (loss)	$ 829,067	$ (1,046,680)
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate risk percentage	0.25%	0.25%
Change in net loss by interest rate risk	$ 90	$ 164